Consolidated Statements of Changes In Shareholders’ (Deficit)/Equity		Ordinary shares CNY (¥) shares		Ordinary shares USD ($) shares		Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Deficit CNY (¥)	Deficit USD ($)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated other comprehensive income/(loss) USD ($)	CNY (¥) shares		USD ($) shares
Balance (in Dollars)		¥ 7,978	[1]			¥ 800,806,378		¥ (1,353,900,436)		¥ 44,223,373		¥ (508,862,707)
Balance at Mar. 31, 2021		¥ 7,978	[1]			800,806,378		(1,353,900,436)		44,223,373		(508,862,707)
Balance (in Shares) at Mar. 31, 2021 | shares	[1]	61,827,883		61,827,883
Accretion to redemption value of convertible redeemable preferred shares								(130,662,326)				(130,662,326)
Net loss								(106,004,401)				(106,004,401)
Share-based compensation			[1]			7,764,448						7,764,448
Share-based compensation (in Shares) | shares
Foreign currency translation adjustment						(68,808)				38,864,606		38,795,798
Balance at Mar. 31, 2022		¥ 7,978	[1]			808,502,018		(1,590,567,163)		83,087,979		(698,969,188)
Balance (in Shares) at Mar. 31, 2022 | shares	[1]	61,827,883		61,827,883
Balance (in Dollars)		¥ 7,978	[1]			808,502,018		(1,590,567,163)		83,087,979		(698,969,188)
Accretion to redemption value of convertible redeemable preferred shares								(137,991,697)				(137,991,697)
Conversion of mezzanine equity		¥ 3,007	[1]			1,636,894,077						1,636,897,084
Conversion of mezzanine equity (in Shares) | shares	[1]	21,740,862		21,740,862
Net loss								(145,479,105)				(145,479,105)
Share-based compensation		¥ (20)	[1]			3,505,021						3,505,001
Share-based compensation (in Shares) | shares	[1]	(143,750)		(143,750)
Issuance of common stock		¥ 1,332	[1]			216,376,861						216,378,193
Issuance of common stock (in Shares) | shares	[1]	9,633,202		9,633,202
Warrant from business combination						(8,870,007)						(8,870,007)
Additional paid-in capital from business combination						483,066						483,066
Foreign currency translation adjustment										(137,500,062)		(137,500,062)
Balance at Mar. 31, 2023		¥ 12,297	[1]			2,656,891,036		(1,874,037,965)		(54,412,083)		¥ 728,453,285
Balance (in Shares) at Mar. 31, 2023 | shares		93,058,197	[1]	93,058,197	[1]							93,058,197	[2]	93,058,197	[2]
Balance (in Dollars)		¥ 12,297	[1]			2,656,891,036		(1,874,037,965)		(54,412,083)		¥ 728,453,285
Accretion to redemption value of convertible redeemable preferred shares
Net loss								(433,464,871)				(433,464,871)		(61,094,414)
Share-based compensation		¥ 270	[1]			9,789,416						9,789,686
Share-based compensation (in Shares) | shares	[1]	1,900,000		1,900,000
Issuance of common stock		¥ 13,538	[1]			284,182,462						284,196,000
Issuance of common stock (in Shares) | shares	[1]	95,269,762		95,269,762
Foreign currency translation adjustment										(3,767,798)		(3,767,798)
Balance at Mar. 31, 2024		¥ 26,105	[1]	$ 3,679	[1]	2,950,862,914	$ 415,907,387	(2,307,502,836)	$ (325,229,434)	(58,179,881)	$ (8,200,124)	¥ 585,206,302		$ 82,481,508
Balance (in Shares) at Mar. 31, 2024 | shares		190,227,959	[1]	190,227,959	[1]							190,227,959	[2]	190,227,959	[2]
Balance (in Dollars)		¥ 26,105	[1]	$ 3,679	[1]	¥ 2,950,862,914	$ 415,907,387	¥ (2,307,502,836)	$ (325,229,434)	¥ (58,179,881)	$ (8,200,124)	¥ 585,206,302		$ 82,481,508

[1]	Gives retroactive effect to the business combination in March 2023.
[2]	Gives retroactive effect to the business combination in March 2023.